DOCUMENT AND ENTITY INFORMATION	12 Months Ended
	Dec. 31, 2011	Apr. 30, 2012
Entity Registrant Name	China TopReach Inc.
Entity Central Index Key	0001363614
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	cgsxf
Entity Common Stock, Shares Outstanding		14,876,940
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Description	This Amendment is being filed to correct the xbrl previously filed on form 20-F.